UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410
                                                      --------

                           OPPENHEIMER DISCOVERY FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.7%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.0%
--------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
LKQ Corp. 1                                                                                 276,600    $        6,359,034
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Capella Education Co. 1                                                                      63,700             1,544,725
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.9%
Chipotle Mexican Grill, Inc., Cl. A 1                                                       181,400            10,339,800
--------------------------------------------------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                                                   234,000            11,351,340
--------------------------------------------------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                                                   172,600             8,167,432
--------------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                                   104,000             5,814,640
                                                                                                       -------------------
                                                                                                               35,673,212
--------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.8%
Coldwater Creek, Inc. 1                                                                     296,100             7,260,372
--------------------------------------------------------------------------------------------------------------------------
NutriSystem, Inc. 1                                                                          71,600             4,538,724
--------------------------------------------------------------------------------------------------------------------------
VistaPrint Ltd. 1                                                                           257,000             8,509,270
                                                                                                       -------------------
                                                                                                               20,308,366
--------------------------------------------------------------------------------------------------------------------------
MEDIA--1.2%
Focus Media Holding Ltd., ADR 1                                                             132,200             8,776,758
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Cache, Inc. 1                                                                               158,800             4,008,112
--------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                                       81,200             5,157,824
--------------------------------------------------------------------------------------------------------------------------
Zumiez, Inc. 1                                                                              187,300             5,532,842
                                                                                                       -------------------
                                                                                                               14,698,778
--------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Crocs, Inc. 1                                                                               172,500             7,452,000
--------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                   148,800             7,465,296
                                                                                                       -------------------
                                                                                                               14,917,296
--------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.7%
--------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.7%
Chattem, Inc. 1                                                                             116,700             5,844,336
--------------------------------------------------------------------------------------------------------------------------
Herbalife Ltd. 1                                                                            164,700             6,614,352
                                                                                                       -------------------
                                                                                                               12,458,688
--------------------------------------------------------------------------------------------------------------------------
ENERGY--5.9%
--------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
Core Laboratories NV 1                                                                       48,600             3,936,600
--------------------------------------------------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                                                           173,100             6,778,596
--------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc. 1                                                          154,500             5,515,650
--------------------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. 1                                                           121,700             4,831,490
                                                                                                       -------------------
                                                                                                               21,062,336
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.0%
Arena Resources, Inc. 1                                                                      83,900             3,583,369
--------------------------------------------------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc. 1                                                                   316,800             9,193,536
--------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                       326,200             8,957,452
                                                                                                       -------------------
                                                                                                               21,734,357


                         1 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.2%
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
Cohen & Steers, Inc.                                                                        123,900    $        4,977,063
--------------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. 1                                                                           166,900            10,391,194
--------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.                                                                       147,400            10,878,120
                                                                                                       -------------------
                                                                                                               26,246,377
--------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
Cash America International, Inc.                                                            168,300             7,893,270
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
International Securities Exchange, Inc., Cl. A                                               73,900             3,457,781
--------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.0%
First Mercury Financial Corp. 1                                                              10,300               242,256
--------------------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                                     167,600             7,468,256
                                                                                                       -------------------
                                                                                                                7,710,512
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--22.9%
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
BioMarin Pharmaceutical, Inc. 1                                                             438,400             7,185,376
--------------------------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                                              204,700             9,809,224
--------------------------------------------------------------------------------------------------------------------------
VaxGen, Inc. 1,2                                                                             75,470               125,092
                                                                                                       -------------------
                                                                                                               17,119,692
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.7%
Hologic, Inc. 1                                                                             167,700             7,928,856
--------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                                                   58,900             4,670,770
--------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                   75,200             7,211,680
--------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                               97,900             3,955,160
--------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                   306,400             7,515,992
--------------------------------------------------------------------------------------------------------------------------
NuVasive, Inc. 1                                                                            159,900             3,693,690
--------------------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                              141,100             6,944,942
                                                                                                       -------------------
                                                                                                               41,921,090
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
AMN Healthcare Services, Inc. 1                                                             201,100             5,538,294
--------------------------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                                                          199,500             4,486,755
--------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. 1                                                               195,400             6,311,420
--------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                               214,200             8,036,784
--------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                                          264,600             8,517,474
--------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                                89,279             6,151,323
                                                                                                       -------------------
                                                                                                               39,042,050
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.9%
Allscripts Healthcare Solutions, Inc. 1                                                     276,200             7,454,638
--------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1                                                                            313,400             5,838,642
--------------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1                                                                       289,246             4,332,905
--------------------------------------------------------------------------------------------------------------------------
WebMD Health Corp., Cl. A 1                                                                  94,600             3,785,892
                                                                                                       -------------------
                                                                                                               21,412,077
--------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--5.1%
Advanced Magnetics, Inc. 1                                                                  126,700             7,566,524


                         2 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                             124,900    $        7,357,859
--------------------------------------------------------------------------------------------------------------------------
ICON plc, Sponsored ADR 1                                                                   218,200             8,226,140
--------------------------------------------------------------------------------------------------------------------------
Illumina, Inc. 1                                                                            223,700             8,793,647
--------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                             125,800             5,413,174
                                                                                                       -------------------
                                                                                                               37,357,344
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.4%
Adams Respiratory Therapeutics, Inc. 1                                                       94,000             3,836,140
--------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                                         183,300             6,439,329
                                                                                                       -------------------
                                                                                                               10,275,469
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--18.6%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
BE Aerospace, Inc. 1                                                                        490,200            12,588,336
--------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.2%
Hub Group, Inc., Cl. A 1                                                                    302,200             8,325,610
--------------------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                                         254,790             7,618,221
                                                                                                       -------------------
                                                                                                               15,943,831
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--8.6%
American Reprographics Co. 1                                                                227,000             7,561,370
--------------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1                                                                       125,200             6,060,932
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                              188,400             8,521,332
--------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc. 1                                                                         82,889             4,439,535
--------------------------------------------------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1                                                                         68,600             1,690,304
--------------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                     153,700             5,766,824
--------------------------------------------------------------------------------------------------------------------------
Innerworkings, Inc. 1                                                                       227,500             3,630,900
--------------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                                                         263,700             7,104,078
--------------------------------------------------------------------------------------------------------------------------
PeopleSupport, Inc. 1                                                                       178,800             3,763,740
--------------------------------------------------------------------------------------------------------------------------
Richie Bros. Auctioneers, Inc.                                                              116,400             6,232,056
--------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                                          109,900             8,297,450
                                                                                                       -------------------
                                                                                                               63,068,521
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Energy Conversion Devices, Inc. 1                                                           100,600             3,418,388
--------------------------------------------------------------------------------------------------------------------------
MACHINERY--2.8%
Bucyrus International, Inc., Cl. A                                                          150,950             7,813,172
--------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                                      197,500             7,368,725
--------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1                                                                       48,600             5,086,962
                                                                                                       -------------------
                                                                                                               20,268,859
--------------------------------------------------------------------------------------------------------------------------
MARINE--1.0%
American Commercial Lines, Inc. 1                                                           118,800             7,782,588
--------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.8%
Beacon Roofing Supply, Inc. 1                                                               192,400             3,620,968
--------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                                       96,000             3,758,400
--------------------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                                118,400             5,583,744
                                                                                                       -------------------
                                                                                                               12,963,112


                         3 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.7%
--------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
F5 Networks, Inc. 1                                                                          97,600    $        7,242,896
--------------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1                                                               276,200             5,678,672
                                                                                                       -------------------
                                                                                                               12,921,568
--------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Rackable Systems, Inc. 1                                                                    206,100             6,382,917
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Daktronics, Inc.                                                                            213,900             7,882,215
--------------------------------------------------------------------------------------------------------------------------
IPG Photonics Corp. 1                                                                        12,830               307,920
                                                                                                       -------------------
                                                                                                                8,190,135
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.3%
Aquantive, Inc. 1                                                                           301,300             7,430,058
--------------------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1                                                                            138,800             5,267,460
--------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                       144,300             8,050,497
--------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 1                                                                             103,600             7,834,232
--------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                            193,300             5,267,425
--------------------------------------------------------------------------------------------------------------------------
Knot, Inc. (The) 1                                                                          279,100             7,323,584
--------------------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                                142,200             4,961,358
                                                                                                       -------------------
                                                                                                               46,134,614
--------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.5%
Exlservice Holdings, Inc. 1                                                                 112,400             2,364,896
--------------------------------------------------------------------------------------------------------------------------
Heartland Payment Systems, Inc.                                                             235,000             6,638,750
--------------------------------------------------------------------------------------------------------------------------
Isilon Systems, Inc. 1                                                                        4,800               132,480
--------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                                                                   253,200             8,963,280
--------------------------------------------------------------------------------------------------------------------------
WNS Holdings Ltd., ADR 1                                                                      2,200                68,420
                                                                                                       -------------------
                                                                                                               18,167,826
--------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
ATMI, Inc. 1                                                                                144,100             4,399,373
--------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                               160,300             7,045,185
--------------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                              245,950             8,726,306
--------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1                                                                          204,800             7,628,800
--------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc. 1                                                                  172,200             4,038,090
--------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                                            215,540             5,500,581
                                                                                                       -------------------
                                                                                                               37,338,335
--------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.0%
Ansoft Corp. 1                                                                              256,700             7,136,260
--------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                               190,800             8,297,892
--------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                                                 546,400             8,764,256
--------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                               547,500             6,274,350
--------------------------------------------------------------------------------------------------------------------------
Opsware, Inc. 1                                                                             391,000             3,448,620
--------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                                                       447,400            10,406,524
                                                                                                       -------------------
                                                                                                               44,327,902


                         4 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.5%
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Oregon Steel Mills, Inc. 1                                                                   59,400    $        3,707,154
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
Cbeyond, Inc. 1                                                                             134,200             4,105,178
--------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                                                      282,600             9,167,544
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1                                                          325,000             6,477,250
                                                                                                       -------------------
                                                                                                               19,749,972
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
SBA Communications Corp. 1                                                                  402,000            11,055,000
                                                                                                       -------------------
Total Common Stocks (Cost $611,997,029)                                                                       713,978,270
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Candescent Technologies Corp.:
$2.50 Cv., Series D, Vtg. 1,2                                                             1,200,000                    --
Sr. Exchangeable, Series E, Vtg. 1,2                                                        800,000                    --
Sr. Exchangeable, Series F, Vtg. 1,2                                                        200,000                    --
                                                                                                       -------------------
Total Preferred Stocks (Cost $8,900,000)                                                                               --
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--2.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%  3,4
(Cost $17,798,782)                                                                       17,798,782            17,798,782
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $638,695,811)                                               100.1%          731,777,052
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (0.1)           (1,073,164)

                                                                                       -----------------------------------
NET ASSETS                                                                                    100.0% $        730,703,888
                                                                                       ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2006 was $125,092, which represents 0.02% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

3. Rate shown is the 7-day yield as of December 31, 2006.

4. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     SHARES        GROSS        GROSS              SHARES
                                         SEPTEMBER 30, 2006    ADDITIONS   REDUCTIONS   DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.25%*                                      --   84,007,043   66,208,261          17,798,782

                                                                                                 DIVIDEND
                                                                                VALUE              INCOME
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%*                                              $  17,798,782         $   128,414

* The money market fund and the Fund are affiliated by having the same investment advisor.


                         5 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and


                         6 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                  ACQUISITION                     VALUATION AS OF     UNREALIZED
SECURITY                                                                DATES            COST   DECEMBER 31, 2006   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., $2.50 Cv., Series D, Vtg.              3/31/95     $ 3,000,000       $          --    $ 3,000,000

Candescent Technologies Corp., Sr. Exchangeable, Series E, Vtg.       4/24/96       4,400,000                  --      4,400,000

Candescent Technologies Corp., Sr. Exchangeable, Series F, Vtg.       6/11/97       1,500,000                  --      1,500,000

VaxGen, Inc.                                                         11/19/04         999,978             125,092        874,886
                                                                                -------------------------------------------------
                                                                                  $ 9,899,978       $     125,092    $ 9,774,886
                                                                                =================================================

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $  639,987,135
                                                 ===============

Gross unrealized appreciation                    $  111,581,069
Gross unrealized depreciation                       (19,791,152)
                                                 ---------------
Net unrealized appreciation                      $   91,789,917
                                                 ===============


                         7 | OPPENHEIMER DISCOVERY FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007